Note 6 - Other Income, Net - Other (Income) Expense (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Gain on sale of building asset		$ 0	$ (4,351)
Other income		(3,239)	(1,459)
Other Nonoperating Income (Expense)		(3,239)	(5,810)
Building [Member]
Gain on sale of building asset	$ (4,351)	$ 0	$ (4,351)